Commitments and Contingencies (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum rental payments for operating leases for 2017		$ 44.0
Future minimum rental payments for operating leases for 2018		38.0
Future minimum rental payments for operating leases for 2019		33.0
Future minimum rental payments for operating leases for 2020		24.0
Future minimum rental payments for operating leases for 2021		20.0
Future minimum rental payments for operating leases thereafter		26.0
Rent expense for operating leases		52.0	$ 53.0	$ 46.0
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued warranty liability, beginning of period	$ 65.0	61.0	64.5
Accruals for warranties issued during the period	17.6	59.6	57.7
Settlements made	(17.4)	(56.0)	(61.1)
Effect of foreign currency translation		(0.1)	(0.1)
Accrued warranty liability, end of period	$ 65.2	65.0	$ 61.0	$ 64.5
Additions due to acquisitions		$ 0.5
Minimum [Member]
Warranty period	90 days	90 days
Maximum [Member]
Maximum term of operating leases		20 years